CONSONLIDATED BALANCE SHEETS (Parentheticals)	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2024 CNY (¥) shares
Cash and cash equivalent	¥ 11,351,952	¥ 2,780,907
Short-term investment	860,484	0
Accounts receivable	359,247	884,853
Deferred offering costs	0	5,350,165
Prepaid expenses and other current assets	44,075,847	1,783,880
Property and equipment, net	31,511,097	33,714,952
Right-of-use assets, net	226,372	307,330
Short-term borrowings	30,000,000	10,000,000
Accounts payable	42,038	411,219
Deferred revenue	1,687,317	2,621,402
Lease liabilities-current	219,202	180,135
Accrued expenses and other current liabilities	2,344,806	1,145,737
Long-term borrowings	2,200,000	2,200,000
Lease liabilities-noncurrent	0	55,454
Other long-term liabilities	¥ 280,000	¥ 414,400
Common stock, shares authorized | shares	500,000,000	500,000,000
Common stock, shares, outstanding | shares	22,000,000	20,000,000
Common stock, shares, issued | shares	22,000,000	20,000,000
Variable Interest Entity, Primary Beneficiary [Member]
Cash and cash equivalent	¥ 998,945	¥ 1,207,617
Short-term investment	198,660	0
Accounts receivable	265,679	329,773
Deferred offering costs	0	5,350,165
Prepaid expenses and other current assets	17,194,241	1,517,679
Property and equipment, net	31,511,097	33,714,952
Right-of-use assets, net	62,624	307,330
Short-term borrowings	30,000,000	10,000,000
Accounts payable	42,038	903,083
Deferred revenue	30,090	805,087
Lease liabilities-current	55,454	180,135
Accrued expenses and other current liabilities	2,335,985	726,280
Long-term borrowings	2,200,000	2,200,000
Lease liabilities-noncurrent	0	55,454
Other long-term liabilities	280,000	414,400
Variable Interest Entity, Primary Beneficiary [Member] | Related Party [Member]
Accounts receivable	¥ 200,000	¥ 0